Note 22 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues		$ 3,249,072	$ 2,772,415
Depreciation and amortization	$ 98,382	98,965	98,382
Operating earnings		201,642	169,412
Other income, net		23,399	361
Interest expense, net		(16,036)	(24,318)
Income taxes		52,875	35,865
Net earnings	109,590	156,130	109,590
Total assets	2,196,540	2,509,023	2,196,540
Total additions to long lived assets		335,978	180,746
Income taxes		(52,875)	(35,865)
FirstService Residential Segment [Member]
Revenues		1,585,431	1,415,121
Depreciation and amortization		28,470	26,846
Operating earnings		127,297	112,555
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	662,616	805,351	662,616
Total additions to long lived assets		74,968	45,933
Income taxes
FirstService Brands Segment [Member]
Revenues		1,663,641	1,357,294
Depreciation and amortization		70,404	71,442
Operating earnings		106,579	78,786
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	1,527,705	1,698,257	1,527,705
Total additions to long lived assets		258,975	133,157
Income taxes
Corporate Segment [Member]
Revenues		0	0
Depreciation and amortization		91	94
Operating earnings		(32,234)	(21,929)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	$ 6,219	5,415	6,219
Total additions to long lived assets		2,035	1,656
Income taxes